Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2021
Short Term Borrowings Abstract [Abstract]
Summary of Short-term bank loans

Type of loans	December 31, 2020	December 31, 2021
	NT$000	NT$000
Bank loans
Unsecured bank loans	—	731,751

Interest rate range	—	0.6604%~0.7394%

Unused credit lines of short-term bank loans
NT$000	3,251,000	2,918,249

US$000	90,000	85,025